Share-Based Compensation (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Options Outstanding, Number Outstanding	67,350	125,816	435,054	761,931
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	22 days
Options Outstanding, Weighted Average Exercise Price	$ 37.39	$ 36.29	$ 35.58	$ 35.15
Exercisable Options Outstanding, Number Exercisable	67,350	125,149	397,073
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 37.39	$ 36.31	$ 35.42
$32.55
Options Outstanding, Number Outstanding	2,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	1 year 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 32.55
Exercisable Options Outstanding, Number Exercisable	2,000
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 32.55
$37.54
Options Outstanding, Number Outstanding	65,350
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	7 days
Options Outstanding, Weighted Average Exercise Price	$ 37.54
Exercisable Options Outstanding, Number Exercisable	65,350
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 37.54